Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (19.2%)
	Airlines (0.5%)
343,475	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$337,454
55,000	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	53,896
229,429	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	226,453
150,144	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	157,682
257,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	215,536
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
169,000	5.500%, 04/20/26	166,822
56,000	5.750%, 04/20/29	53,689
248,755	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	214,902
182,194	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	183,728
131,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	136,658
171,855	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	170,906
109,329	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	94,707

		2,012,433

	Communication Services (1.8%)
250,000	Altice France, SA* 5.500%, 10/15/29	216,202
260,000	APi Escrow Corp.* 4.750%, 10/15/29	219,419
335,000	Arrow Bidco, LLC* 9.500%, 03/15/24	337,901
	Audacy Capital Corp.*
113,000	6.750%, 03/31/29	54,796
100,000	6.500%, 05/01/27	49,623
169,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	128,908
82,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	75,078
330,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	284,335
	CSC Holdings, LLC*
410,000	5.500%, 04/15/27	397,491
400,000	4.625%, 12/01/30	304,560
335,000	5.375%, 02/01/28	318,588
300,000	5.750%, 01/15/30	242,379
200,000	4.500%, 11/15/31	170,386

PRINCIPAL AMOUNT		VALUE
	Diamond Sports Group, LLC / Diamond Sports Finance Company*
180,000	6.625%, 08/15/27	$17,800
151,000	5.375%, 08/15/26	33,113
402,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	375,975
205,000	Embarq Corp. 7.995%, 06/01/36	169,186
225,000	Frontier California, Inc. 6.750%, 05/15/27	217,168
	Frontier Communications Holdings, LLC*
140,000	5.000%, 05/01/28	131,596
54,000	8.750%, 05/15/30^	57,418
242,000	Frontier Florida, LLC@ 6.860%, 02/01/28	229,547
330,000	Frontier North, Inc.@ 6.730%, 02/15/28	314,942
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
195,000	3.500%, 03/01/29	174,051
69,000	5.250%, 12/01/27	67,557
80,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	81,219
	Intelsat Jackson Holdings, SA@&
170,000	9.750%, 07/15/25	—
130,000	5.500%, 08/01/23	—
265,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	259,660
143,215	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	76,268
	Lumen Technologies, Inc.
341,000	7.600%, 09/15/39	276,432
310,000	4.000%, 02/15/27*	288,148
108,000	4.500%, 01/15/29*^	85,711
109,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	92,561
190,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	160,066
200,000	Netflix, Inc.* 4.875%, 06/15/30	196,658
105,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	99,527
	Scripps Escrow II, Inc.*
111,000	3.875%, 01/15/29	99,183
56,000	5.375%, 01/15/31	47,801
420,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	401,801
	Sirius XM Radio, Inc.*
165,000	4.000%, 07/15/28	153,358
110,000	3.125%, 09/01/26	103,734
54,000	3.875%, 09/01/31	46,427
115,000	Spanish Broadcasting System, Inc.*^ 9.750%, 03/01/26	92,928
215,000	Telecom Italia Capital, SA 6.000%, 09/30/34	170,108
109,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	64,249

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
195,000	United States Cellular Corp. 6.700%, 12/15/33	$194,056
27,000	Univision Communications, Inc.* 4.500%, 05/01/29	24,446

		7,602,360

	Consumer Discretionary (2.8%)
	American Axle & Manufacturing, Inc.
230,000	6.875%, 07/01/28	221,729
22,000	5.000%, 10/01/29^	19,259
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
204,000	6.625%, 01/15/28	178,979
136,000	4.625%, 08/01/29	105,998
54,000	4.625%, 04/01/30	41,136
	At Home Group, Inc.*
160,000	4.875%, 07/15/28^	126,058
109,000	7.125%, 07/15/29	74,066
67,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.* 5.375%, 03/01/29	61,164
	Bath & Body Works, Inc.^
292,000	6.694%, 01/15/27	288,327
270,000	6.875%, 11/01/35	248,446
	Caesars Entertainment, Inc.*
136,000	4.625%, 10/15/29^	115,378
112,000	8.125%, 07/01/27^	112,263
112,000	6.250%, 07/01/25	112,140
	Carnival Corp.*
112,000	10.500%, 02/01/26	117,748
56,000	7.625%, 03/01/26	48,342
260,000	Carriage Services, Inc.* 4.250%, 05/15/29	226,673
165,000	Carvana Company* 4.875%, 09/01/29	98,929
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
470,000	5.125%, 05/01/27	461,610
245,000	4.750%, 03/01/30	223,151
215,000	4.250%, 02/01/31	186,682
125,000	5.000%, 02/01/28	120,760
125,000	4.500%, 08/15/30	111,409
108,000	4.750%, 02/01/32	95,449
80,000	4.250%, 01/15/34	66,282
108,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	105,826
207,000	Cedar Fair, LP^ 5.250%, 07/15/29	198,252
55,000	Century Communities, Inc.* 3.875%, 08/15/29	47,336
	Dana, Inc.
175,000	4.250%, 09/01/30	147,648
109,000	4.500%, 02/15/32	91,108
	DISH DBS Corp.
275,000	5.250%, 12/01/26*	236,071
209,000	7.750%, 07/01/26	173,035
133,000	7.375%, 07/01/28	94,869
200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	180,054
238,000	Everi Holdings, Inc.* 5.000%, 07/15/29	218,477
	Ford Motor Credit Company, LLC
350,000	4.063%, 11/01/24	344,729
350,000	4.000%, 11/13/30	310,894
315,000	4.134%, 08/04/25	308,983

PRINCIPAL AMOUNT		VALUE
300,000	5.113%, 05/03/29	$290,454
	Gap, Inc.*^
82,000	3.875%, 10/01/31	59,498
11,000	3.625%, 10/01/29	8,080
	goeasy, Ltd.*
380,000	5.375%, 12/01/24	361,608
208,000	4.375%, 05/01/26^	179,294
167,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	152,372
93,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	83,291
405,000	Guitar Center, Inc.*& 8.500%, 01/15/26	371,612
345,000	International Game Technology, PLC* 6.250%, 01/15/27	350,034
245,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.125%, 02/01/28	244,623
220,000	Liberty Interactive, LLC 8.250%, 02/01/30	145,218
	Life Time, Inc.*
169,000	8.000%, 04/15/26^	159,494
110,000	5.750%, 01/15/26	103,477
139,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	127,877
140,000	M/I Homes, Inc. 3.950%, 02/15/30	116,960
	Macy’s Retail Holdings, LLC*
230,000	6.700%, 07/15/34	222,785
136,000	5.875%, 03/15/30^	117,609
260,000	Mclaren Finance, PLC*^ 7.500%, 08/01/26	225,844
287,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	262,355
294,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	261,237
	Nordstrom, Inc.
110,000	5.000%, 01/15/44^	81,269
105,000	4.250%, 08/01/31	85,215
250,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	208,212
305,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	246,818
553,000	Rite Aid Corp.*^ 8.000%, 11/15/26	469,530
320,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	291,350
241,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	208,463
131,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	119,239
207,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	200,800
55,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	58,262

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
260,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	$200,525
295,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	262,810
55,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	51,634

		12,247,109

	Consumer Staples (1.5%)
251,000	Central Garden & Pet Company* 4.125%, 04/30/31	216,686
300,000	Edgewell Personal Care Company* 4.125%, 04/01/29	269,592
307,000	Energizer Holdings, Inc.* 4.375%, 03/31/29^	253,634
54,000	6.500%, 12/31/27	50,444
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
320,000	5.500%, 01/15/30	312,186
109,000	6.500%, 04/15/29	111,351
112,000	Kraft Heinz Foods Company 4.375%, 06/01/46	98,877
174,000	New Albertsons, LP 7.750%, 06/15/26	178,357
217,000	Performance Food Group, Inc.* 4.250%, 08/01/29	193,130
250,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	237,137
280,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	280,263
	Post Holdings, Inc.*
110,000	5.750%, 03/01/27	110,180
54,000	5.500%, 12/15/29	51,065
28,000	4.625%, 04/15/30	25,115
209,000	Prestige Brands, Inc.* 3.750%, 04/01/31	179,874
3,550,000	Unilever Capital Corp.^ 3.250%, 03/07/24	3,567,572
245,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	246,803
342,000	Vector Group, Ltd.* 5.750%, 02/01/29	310,762

		6,693,028

	Energy (1.7%)
	Antero Resources Corp.*
106,000	5.375%, 03/01/30	104,275
68,000	7.625%, 02/01/29	71,817
223,000	Apache Corp. 5.100%, 09/01/40	199,206
	Buckeye Partners, LP
140,000	3.950%, 12/01/26	130,488
135,000	5.850%, 11/15/43	101,155
250,000	Callon Petroleum Company*^ 7.500%, 06/15/30	240,465
	Cheniere Energy Partners Company
109,000	3.250%, 01/31/32	95,183
55,000	4.000%, 03/01/31	50,998
112,000	Cheniere Energy, Inc. 4.625%, 10/15/28	109,337

PRINCIPAL AMOUNT		VALUE
167,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	$173,099
290,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	252,419
3,142	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	3,057
114,000	DT Midstream, Inc.* 4.125%, 06/15/29	105,279
217,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	207,654
	Energy Transfer, LP‡
320,000	5.800%, 11/01/66 3 mo. USD LIBOR + 3.02%	226,077
162,000	6.500%, 11/15/26 5 year CMT + 5.69%	147,117
	EnLink Midstream Partners, LP
330,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	229,360
224,000	4.850%, 07/15/26	222,192
163,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	166,788
293,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	272,906
150,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	150,778
	Gulfport Energy Operating Corp.&
215,000	6.375%, 05/15/25	—
65,708	8.000%, 05/17/26	66,049
250,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	230,292
163,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	140,557
	Laredo Petroleum, Inc.
229,000	10.125%, 01/15/28^	233,234
108,000	9.500%, 01/15/25	110,885
57,000	7.750%, 07/31/29*^	54,490
245,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	233,517
	Moss Creek Resources Holdings, Inc.*
135,000	10.500%, 05/15/27	129,981
135,000	7.500%, 01/15/26^	123,229
113,000	Murphy Oil Corp. 6.375%, 07/15/28	112,986
	New Fortress Energy, Inc.*
221,000	6.750%, 09/15/25	216,008
113,000	6.500%, 09/30/26	107,095
	Occidental Petroleum Corp.
133,000	6.625%, 09/01/30	147,673
114,000	5.875%, 09/01/25	117,527
80,000	6.125%, 01/01/31	85,762
40,000	6.375%, 09/01/28	43,154
200,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	190,350
230,000	Parkland Corp.* 5.875%, 07/15/27	225,614
213,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	190,614

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
270,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	$205,613
305,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	294,538
	Southwestern Energy Company
105,000	5.375%, 02/01/29	102,736
105,000	5.375%, 03/15/30	103,506
54,000	4.750%, 02/01/32	50,453
54,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	47,445
	Venture Global Calcasieu Pass, LLC*
55,000	4.125%, 08/15/31	50,904
55,000	3.875%, 08/15/29	50,973
135,000	W&T Offshore, Inc.* 9.750%, 11/01/23	130,449
	Weatherford International, Ltd.*
234,000	6.500%, 09/15/28	223,257
155,000	8.625%, 04/30/30	140,718

		7,419,259

	Financials (3.2%)
	Acrisure, LLC / Acrisure Finance, Inc.*
333,000	6.000%, 08/01/29	277,865
292,000	7.000%, 11/15/25	280,694
323,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	333,540
363,000	AG Issuer, LLC* 6.250%, 03/01/28	328,860
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
400,000	6.750%, 10/15/27	380,116
55,000	5.875%, 11/01/29	47,938
55,000	4.250%, 10/15/27	51,559
	Ally Financial, Inc.
245,000	4.700%, 05/15/26‡ 5 year CMT + 3.87	206,577
175,000	8.000%, 11/01/31	198,261
100,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	79,342
250,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	201,788
439,000	AmWINS Group, Inc.* 4.875%, 06/30/29	399,995
470,000	AssuredPartners, Inc.* 7.000%, 08/15/25	465,888
248,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	217,947
48,000	Bank of New York Mellon Corp.‡ 3.750%, 12/20/26 5 year CMT + 2.63%	41,755
434,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	375,579
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
430,000	4.500%, 04/01/27	378,348
264,000	5.750%, 05/15/26	257,595

PRINCIPAL AMOUNT		VALUE
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	$178,496
52,000	Capital One Financial Corp.^‡ 3.950%, 09/01/26 5 year CMT + 3.16%	45,148
239,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	200,758
	Credit Acceptance Corp.
237,000	5.125%, 12/31/24*	229,106
230,000	6.625%, 03/15/26^	232,215
283,000	Enact Holdings, Inc.* 6.500%, 08/15/25	285,176
321,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	281,584
317,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	317,013
	HUB International, Ltd.*
485,000	7.000%, 05/01/26	479,738
324,000	5.625%, 12/01/29	292,164
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
235,000	5.250%, 05/15/27	226,453
164,000	4.375%, 02/01/29	147,787
500,000	ILFC E-Capital Trust II*‡ 5.100%, 12/21/65 3 mo. USD LIBOR + 1.80%	383,890
465,000	Iron Mountain, Inc.* 5.250%, 03/15/28	446,944
600,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	505,020
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
447,000	5.250%, 10/01/25	422,858
109,000	4.750%, 06/15/29	93,357
311,000	LD Holdings Group, LLC*^ 6.125%, 04/01/28	189,318
	Level 3 Financing, Inc.
235,000	4.250%, 07/01/28*	206,097
145,000	5.375%, 05/01/25	145,174
108,000	3.875%, 11/15/29*	96,250
162,000	LPL Holdings, Inc.* 4.000%, 03/15/29	150,804
487,000	MetLife, Inc. 6.400%, 12/15/66	510,069
	Navient Corp.
493,000	5.000%, 03/15/27^	445,854
195,000	4.875%, 03/15/28	167,499
	OneMain Finance Corp.
150,000	3.875%, 09/15/28	124,428
88,000	7.125%, 03/15/26	85,859
110,000	Park Intermediate Holdings, LLC /
	PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	107,999
341,000	PHH Mortgage Corp.* 7.875%, 03/15/26	322,098
55,000	PNC Financial Services Group, Inc.^‡ 6.000%, 05/15/27 5 year CMT + 3.00%	55,334

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
260,000	RHP Hotel Properties, LP / RHP Finance Corp.*^ 4.500%, 02/15/29	$238,896
162,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	152,233
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
100,000	3.875%, 03/01/31	82,647
100,000	3.625%, 03/01/29	85,560
50,000	2.875%, 10/15/26	44,183
227,000	StoneX Group, Inc.* 8.625%, 06/15/25	232,123
53,000	SVB Financial Group‡ 4.000%, 05/15/26 5 year CMT + 3.20%	43,421
	United Wholesale Mortgage, LLC*
258,000	5.500%, 04/15/29^	221,496
105,000	5.750%, 06/15/27	91,912
110,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	83,186
110,000	US Bancorp^‡ 3.700%, 01/15/27 5 year CMT + 2.54%	92,348
250,000	VZ Secured Financing, BV* 5.000%, 01/15/32	223,508
	XHR, LP*
237,000	6.375%, 08/15/25	238,860
108,000	4.875%, 06/01/29	97,339

		13,825,849

	Health Care (3.0%)
	Bausch Health Americas, Inc.*
500,000	8.500%, 01/31/27	316,440
110,000	9.250%, 04/01/26^	77,079
	Bausch Health Companies, Inc.*
420,000	7.250%, 05/30/29	230,425
245,000	5.000%, 01/30/28	130,965
81,000	6.125%, 02/01/27	69,189
113,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	105,323
27,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	22,706
	CHS/Community Health Systems, Inc.*
435,000	6.125%, 04/01/30^	234,235
230,000	8.000%, 03/15/26	219,795
127,000	6.875%, 04/15/29	70,783
	DaVita, Inc.*
433,000	4.625%, 06/01/30	356,805
258,000	3.750%, 02/15/31	197,664
	Embecta Corp.*
162,000	5.000%, 02/15/30	140,324
52,000	6.750%, 02/15/30	48,066
	Encompass Health Corp.
110,000	4.750%, 02/01/30	101,738
110,000	4.500%, 02/01/28	101,905
300,000	HCA, Inc. 7.500%, 11/06/33	343,077
200,000	Jazz Securities DAC* 4.375%, 01/15/29	192,800
119,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	72,783

PRINCIPAL AMOUNT		VALUE
	Medline Borrower, LP*
270,000	3.875%, 04/01/29	$244,023
267,000	5.250%, 10/01/29^	241,453
400,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	375,256
7,325,000	Roche Holdings, Inc.*^ 2.132%, 03/10/25	7,170,003
305,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	208,031
	Tenet Healthcare Corp.
430,000	6.250%, 02/01/27*	434,885
345,000	4.875%, 01/01/26*	340,260
295,000	6.875%, 11/15/31	288,846
	Teva Pharmaceutical Finance Netherlands III, BV
495,000	6.000%, 04/15/24^	502,692
200,000	4.750%, 05/09/27	189,886
100,000	3.150%, 10/01/26	89,774

		13,117,211

	Industrials (2.7%)
265,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	260,858
260,000	ACCO Brands Corp.* 4.250%, 03/15/29	227,913
235,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54	209,695
200,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	149,870
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
365,000	4.625%, 01/15/27	346,783
255,000	5.875%, 02/15/28	248,574
111,000	3.500%, 03/15/29	96,564
	Allison Transmission, Inc.*
190,000	4.750%, 10/01/27	180,882
55,000	3.750%, 01/30/31	47,541
55,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	48,288
127,000	Arcosa, Inc.* 4.375%, 04/15/29	113,835
475,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	360,449
137,000	Avolon Holdings Funding, Ltd.* 5.250%, 05/15/24	135,475
178,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	157,879
226,000	BWX Technologies, Inc.*^ 4.125%, 04/15/29	212,517
57,000	Delta Air Lines, Inc. 7.375%, 01/15/26	59,955
	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
56,000	4.750%, 10/20/28	54,941
28,000	4.500%, 10/20/25	27,748
282,000	Deluxe Corp.* 8.000%, 06/01/29	246,629
108,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	100,505

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
163,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	$146,255
275,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	203,698
140,000	EnerSys*^ 4.375%, 12/15/27	128,951
260,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	142,919
112,000	GFL Environmental, Inc.* 3.750%, 08/01/25	108,796
124,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	105,431
140,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	130,374
	Graphic Packaging International, LLC*
175,000	4.750%, 07/15/27	171,925
102,000	3.500%, 03/01/29	92,574
236,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	212,884
516,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	451,990
324,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	315,790
270,000	Herc Holdings, Inc.* 5.500%, 07/15/27	270,432
200,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	202,590
255,000	IEA Energy Services, LLC* 6.625%, 08/15/29	252,185
280,000	JELD-WEN, Inc.* 4.625%, 12/15/25	258,846
360,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	305,896
110,000	MasTec, Inc.* 4.500%, 08/15/28	101,728
165,000	Meritor, Inc.* 4.500%, 12/15/28	164,541
170,000	Moog, Inc.* 4.250%, 12/15/27	158,948
300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	263,715
272,000	Novelis Corp.* 4.750%, 01/30/30	251,861
80,000	OI European Group, BV* 4.750%, 02/15/30	67,280
255,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	225,581
327,000	Patrick Industries, Inc.* 4.750%, 05/01/29	254,923
235,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	238,274
	QVC, Inc.
163,000	4.375%, 09/01/28	127,275
110,000	5.450%, 08/15/34	78,517
210,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	182,666
167,000	Sinclair Television Group, Inc.* 4.125%, 12/01/30	143,378

PRINCIPAL AMOUNT		VALUE
100,000	5.500%, 03/01/30^	$80,534
225,000	Standard Industries, Inc.* 5.000%, 02/15/27	217,494
455,000	Station Casinos, LLC* 4.500%, 02/15/28	413,067
176,000	Stericycle, Inc.* 3.875%, 01/15/29	161,005
166,000	STL Holding Company, LLC* 7.500%, 02/15/26	147,743
200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	198,036
209,000	TransDigm, Inc. 6.250%, 03/15/26*	210,164
205,000	7.500%, 03/15/27	208,649
114,000	Tronox, Inc.* 4.625%, 03/15/29	99,464
	United Rentals North America, Inc.
110,000	3.750%, 01/15/32	97,247
56,000	3.875%, 02/15/31^	51,172
217,000	Vertiv Group Corp.*^ 4.125%, 11/15/28	192,737
228,000	Wabash National Corp.* 4.500%, 10/15/28	189,033
250,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	231,610
	WESCO Distribution, Inc.*
136,000	7.125%, 06/15/25	140,789
67,000	7.250%, 06/15/28	69,951

		11,755,819

	Information Technology (0.8%)
109,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	104,128
200,000	CommScope Technologies, LLC* 6.000%, 06/15/25	185,272
200,000	CommScope, Inc.* 4.750%, 09/01/29	173,958
210,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	223,209
138,000	Fair Isaac Corp.* 4.000%, 06/15/28	129,506
126,000	II-VI, Inc.* 5.000%, 12/15/29	121,208
245,000	KBR, Inc.* 4.750%, 09/30/28	221,406
	MPH Acquisition Holdings, LLC*
245,000	5.750%, 11/01/28^	208,938
110,000	5.500%, 09/01/28	102,546
113,000	NCR Corp.* 5.125%, 04/15/29	108,721
133,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	126,238
167,000	ON Semiconductor Corp.* 3.875%, 09/01/28	154,782
	Open Text Corp.*
204,000	3.875%, 02/15/28	189,288
81,000	3.875%, 12/01/29	73,076
81,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	72,688
113,000	Playtika Holding Corp.*^ 4.250%, 03/15/29	101,291
315,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	277,238

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Twilio, Inc.^
150,000	3.625%, 03/15/29	$131,978
57,000	3.875%, 03/15/31	50,574
275,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	246,617
260,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	232,864

		3,235,526

	Materials (0.8%)
130,000	ArcelorMittal, SA 7.000%, 10/15/39	134,336
140,000	ATI, Inc.^ 5.875%, 12/01/27	130,966
55,000	Carpenter Technology Corp. 7.625%, 03/15/30	50,088
165,000	Chemours Company* 4.625%, 11/15/29	144,953
355,000	Clearwater Paper Corp.* 4.750%, 08/15/28	319,291
108,000	Commercial Metals Company 4.125%, 01/15/30	95,016
54,000	4.375%, 03/15/32^	47,302
250,000	Constellium, SE*^ 3.750%, 04/15/29	213,387
125,000	Freeport-McMoRan, Inc. - Class H 5.450%, 03/15/43	117,439
167,000	HB Fuller Company 4.250%, 10/15/28	149,787
215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	223,151
	Kaiser Aluminum Corp.*
245,000	4.625%, 03/01/28	215,455
28,000	4.500%, 06/01/31	22,550
153,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	131,500
239,000	Mercer International, Inc. 5.125%, 02/01/29	224,153
215,000	OCI, NV* 4.625%, 10/15/25	209,735
335,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	323,027
54,000	Sealed Air Corp.* 5.000%, 04/15/29	53,723
200,000	Silgan Holdings, Inc. 4.125%, 02/01/28	191,444
113,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*^ 5.125%, 04/01/29	78,952
201,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	194,699
111,000	Valvoline, Inc.* 3.625%, 06/15/31	92,134

		3,363,088

	Real Estate (0.2%)
174,000	EPR Properties 3.750%, 08/15/29	150,456
187,000	Forestar Group, Inc.* 5.000%, 03/01/28	164,625
110,000	3.850%, 05/15/26	97,479

PRINCIPAL AMOUNT			VALUE
248,000		MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	$211,643
		Service Properties Trust
285,000		4.350%, 10/01/24	255,788
105,000		5.250%, 02/15/26	87,795

			967,786

		Special Purpose Acquisition Companies (0.1%)
		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
220,000		6.750%, 01/15/30^	180,107
107,000		4.625%, 01/15/29	99,847

			279,954

		Utilities (0.1%)
79,000		PPL Capital Funding, Inc.‡ 4.915%, 03/30/67 3 mo. USD LIBOR + 2.67%	63,417
260,000		TerraForm Power Operating, LLC* 5.000%, 01/31/28	250,136
		Vistra Corp.*‡
110,000		8.000%, 10/15/26 5 year CMT + 6.93%	106,704
105,000		7.000%, 12/15/26
		5 year CMT + 5.74%	96,055

			516,312

		TOTAL CORPORATE BONDS (Cost $90,792,291)	83,035,734

CONVERTIBLE BONDS (24.1%)
		Airlines (0.7%)
3,100,000	EUR	Deutsche Lufthansa, AG 2.000%, 11/17/25	3,046,911

		Communication Services (1.5%)
200,000	EUR	America Movil, BV 0.000%, 03/02/24	221,145
325,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	394,813
223,000		Bilibili, Inc.* 0.500%, 12/01/26	157,088
100,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	151,254
20,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	165,977
		iQIYI, Inc.
185,000		2.000%, 04/01/25	150,842
179,000		4.000%, 12/15/26	118,698
400,000		Kakao Corp. 0.000%, 04/28/23	396,488
145,000		Liberty Media Corp. 1.375%, 10/15/23	185,047
153,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	282,504
		Sea, Ltd.
604,000		0.250%, 09/15/26	448,283
238,000		2.375%, 12/01/25^	281,087
		Snap, Inc.
538,000		0.125%, 03/01/28*	366,260
137,000		0.750%, 08/01/26^	120,600

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
2,540,000		Twitter, Inc. 0.250%, 06/15/24	$2,586,863
200,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	165,264
157,000		Zillow Group, Inc. 1.375%, 09/01/26	167,412

			6,359,625

		Consumer Discretionary (6.6%)
203,000		Airbnb, Inc. 0.000%, 03/15/26	177,150
145,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	195,325
400,000		Bosideng International Holdings, Ltd. 1.000%, 12/17/24	450,588
100,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	94,327
330,000		DISH Network Corp.^ 2.375%, 03/15/24	294,941
410,000		Draftkings, Inc. 0.000%, 03/15/28	247,919
		Etsy, Inc.
229,000		0.125%, 10/01/26	320,676
161,000		0.125%, 09/01/27^	146,349
251,000		Farfetch, Ltd. 3.750%, 05/01/27	227,014
		Flight Centre Travel Group, Ltd.
3,400,000	AUD	2.500%, 11/17/27	2,512,414
200,000	AUD	1.625%, 11/01/28	121,975
11,210,000		Ford Motor Company~ 0.000%, 03/15/26	11,972,392
200,000EUR		Global Fashion Group, SA 1.250%, 03/15/28	144,643
100,000EUR		HelloFresh, SE 0.750%, 05/13/25	94,908
2,772,000		Liberty Broadband Corp.* 2.750%, 09/30/50	2,652,859
214,000		Lucid Group, Inc.* 1.250%, 12/15/26	135,295
296,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	326,817
920,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	920,552
400,000		Meituan 0.000%, 04/27/28	327,144
40,000,000	JPY	Mercari, Inc. 0.000%, 07/14/28	245,351
447,000		NCL Corp., Ltd. - Class C* 1.125%, 02/15/27	306,615
		Ocado Group, PLC
100,000	GBP	0.875%, 12/09/25	97,519
100,000	GBP	0.750%, 01/18/27	85,002
75,000		Peloton Interactive, Inc. 0.000%, 02/15/26	49,595
339,000		Pinduoduo, Inc. 0.000%, 12/01/25	303,005
473,000		Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	463,866
100,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	78,089
162,000		Stride, Inc. 1.125%, 09/01/27	171,177

PRINCIPAL AMOUNT			VALUE
17,000		Tesla, Inc. 2.000%, 05/15/24	$244,263
314,000		Vroom, Inc. 0.750%, 07/01/26	79,806
		Wayfair, Inc.
318,000		0.625%, 10/01/25	216,758
168,000		1.000%, 08/15/26^	116,379
3,600,000	AUD	Webjet, Ltd. 0.750%, 04/12/26	2,542,310
1,900,000	GBP	WH Smith, PLC 1.625%, 05/07/26	2,026,652
200,000	EUR	Zalando, SE 0.050%, 08/06/25	175,212

			28,564,887

		Consumer Staples (1.0%)
20,000,000	JPY	Nippn Corp. 0.000%, 06/20/25	151,490
4,975,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	3,859,408
179,000		Turning Point Brands, Inc. 2.500%, 07/15/24	161,467

			4,172,365

		Energy (0.1%)
228,000		Pioneer Natural Resources Company 0.250%, 05/15/25	522,077
		SunEdison, Inc.
2,261,000		0.250%, 01/15/49	48,340
275,000		2.000%, 10/01/49	5,879

			576,296

		Financials (2.5%)
41,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 07/25/24	5,038,468
192,000		Coinbase Global, Inc. 0.500%, 06/01/26	116,707
600,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	151,836
100,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	80,729
150,000		GSK Finance No 3, PLC* 0.000%, 06/22/23	144,413
200,000	EUR	JPMorgan Chase Financial Company, LLC 0.000%, 01/14/25	223,007
200,000	EUR	LEG Immobilien, SE 0.875%, 09/01/25	201,329
200,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	213,944
610,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	4,661,663
210,000		Starwood Property Trust, Inc. 4.375%, 04/01/23	212,188

			11,044,284

		Health Care (0.7%)
135,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	93,672
172,000		CONMED Corp.* 2.250%, 06/15/27	165,541
142,000		Dexcom, Inc.^ 0.250%, 11/15/25	135,371

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
100,000	EUR	GN Store Nord AS 0.000%, 05/21/24	$96,362
205,000		Haemonetics Corp. 0.000%, 03/01/26	167,719
206,000		Halozyme Therapeutics, Inc.^ 0.250%, 03/01/27	192,913
73,000		Innoviva, Inc. 2.500%, 08/15/25	78,656
167,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	161,504
156,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	186,280
30,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	247,105
181,000		NeoGenomics, Inc. 0.250%, 01/15/28	116,984
143,000		Novocure, Ltd. 0.000%, 11/01/25	125,410
165,000		NuVasive, Inc. 0.375%, 03/15/25	150,884
376,000		Oak Street Health, Inc. 0.000%, 03/15/26	303,440
145,000		Omnicell, Inc. 0.250%, 09/15/25	180,363
135,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	139,344
171,000		Tabula Rasa HealthCare, Inc. 1.750%, 02/15/26	120,900
155,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	152,633

			2,815,081

		Industrials (2.7%)
400,000		ADM Ag Holding, Ltd. 0.000%, 08/26/23	390,432
250,000		Air Canada^ 4.000%, 07/01/25	284,972
3,990,000		Air Transport Services Group, Inc. 1.125%, 10/15/24	4,530,685
100,000	EUR	Duerr, AG 0.750%, 01/15/26	99,120
196,000		John Bean Technologies Corp.^ 0.250%, 05/15/26	183,350
161,000		Middleby Corp. 1.000%, 09/01/25	200,806
7,000,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	5,388,794
176,000		Southwest Airlines Company~ 1.250%, 05/01/25	222,529
393,000		Sunrun, Inc. 0.000%, 02/01/26	293,037

			11,593,725

		Information Technology (5.3%)
223,000		Affirm Holdings, Inc.* 0.000%, 11/15/26	136,826
190,000		Akamai Technologies, Inc. 0.125%, 05/01/25	218,272
200,000	EUR	BE Semiconductor Industries, NV 1.875%, 04/06/29	182,969
		Bill.com Holdings, Inc.
208,000		0.000%, 04/01/27*^	170,138
94,000		0.000%, 12/01/25	105,706
3,175,000		Block, Inc. 0.125%, 03/01/25	3,250,406

PRINCIPAL AMOUNT			VALUE
210,000		Cloudflare, Inc.*^ 0.000%, 08/15/26	$171,538
213,000		Confluent, Inc.* 0.000%, 01/15/27	159,588
356,000		Coupa Software, Inc. 0.125%, 06/15/25	312,269
4,062,000		CyberArk Software, Ltd.^ 0.000%, 11/15/24	4,389,032
146,000		Datadog, Inc. 0.125%, 06/15/25	192,815
447,000		DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	335,375
207,000		Dropbox, Inc.^ 0.000%, 03/01/28	189,364
504,000	CAD	Dye & Durham, Ltd.* 3.750%, 03/01/26	314,865
3,940,000		Enphase Energy, Inc. 0.000%, 03/01/26	4,733,398
411,000		Fastly, Inc. 0.000%, 03/15/26	304,054
357,000		Five9, Inc. 0.500%, 06/01/25	379,362
5,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	676,448
175,000		LivePerson, Inc. 0.000%, 12/15/26	127,612
324,000		Lumentum Holdings, Inc.^ 0.500%, 12/15/26	358,454
451,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	475,530
418,000		MicroStrategy, Inc. 0.000%, 02/15/27	208,812
186,000		New Relic, Inc. 0.500%, 05/01/23	182,375
200,000	EUR	Nexi S.p.A 1.750%, 04/24/27	178,730
162,000		Nice, Ltd.^ 0.000%, 09/15/25	164,756
413,000		Okta, Inc. 0.125%, 09/01/25	387,138
229,000		ON Semiconductor Corp.^ 0.000%, 05/01/27	319,885
		Palo Alto Networks, Inc.
190,000		0.750%, 07/01/23	359,831
148,000		0.375%, 06/01/25	256,503
173,000		Pegasystems, Inc. 0.750%, 03/01/25	138,042
296,000		Repay Holdings Corp.* 0.000%, 02/01/26	230,306
320,000		RingCentral, Inc. 0.000%, 03/15/26	242,662
40,000,000	JPY	SCREEN Holdings Company, Ltd. 0.000%, 06/11/25	322,088
		Shift4 Payments, Inc.
170,000		0.500%, 08/01/27*	123,626
139,000		0.000%, 12/15/25^	118,734
145,000		Silicon Laboratories, Inc.^ 0.625%, 06/15/25	194,235
148,300	EUR	SOITEC 0.000%, 10/01/25	290,017
190,000		Splunk, Inc. 1.125%, 09/15/25	191,147
200,000		Tyler Technologies, Inc. 0.250%, 03/15/26	210,282
223,000		Unity Software, Inc.* 0.000%, 11/15/26	166,398

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
200,000		Win Semiconductors Corp. 0.000%, 01/14/26	$166,714
318,000		Wix.com, Ltd. 0.000%, 08/15/25	261,072
228,000		Workday, Inc. 0.250%, 10/01/22	248,235
170,000		Workiva, Inc. 1.125%, 08/15/26	185,159
265,000		Xero Investments, Ltd. 0.000%, 12/02/25	215,402
308,000		Zendesk, Inc. 0.625%, 06/15/25	300,263
145,000		Zscaler, Inc. 0.125%, 07/01/25	180,193

			23,026,626

		Materials (2.8%)
214,000		Amyris, Inc.* 1.500%, 11/15/26	88,159
7,000,000		Glencore Funding, LLC 0.000%, 03/27/25	7,400,260
950,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	1,020,367
3,932,000		Lithium Americas Corp.* 1.750%, 01/15/27	3,432,439
400,000	EUR	POSCO Holdings, Inc. 0.000%, 09/01/26	386,192

			12,327,417

		Real Estate (0.2%)
400,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	446,162
330,000		Redfin Corp. 0.000%, 10/15/25	200,584
200,000		Vingroup, JSC 3.000%, 04/20/26	169,996

			816,742

		TOTAL CONVERTIBLE BONDS (Cost $117,305,689)	104,343,959

BANK LOANS (2.1%) ¡
		Airlines (0.1%)
190,000		AAdvantage Loyalty IP, Ltd.‡ 7.460%, 04/20/28 3 mo. LIBOR + 4.75%	187,625
165,000		Mileage Plus Holdings, LLC! 0.000%, 06/21/27	163,366
55,000		Mileage Plus Holdings, LLC‡ 7.313%, 06/21/27 3 mo. LIBOR + 5.25%	58,834
281,438		United Airlines, Inc.‡ 6.533%, 04/21/28 1 mo. LIBOR + 3.75%	272,044

			681,869

		Communication Services (0.2%)
340,375		Clear Channel Outdoor Holdings, Inc.‡ 5.872%, 08/21/26 3 mo. LIBOR + 3.50%	311,445
325,349		DIRECTV Financing, LLC‡ 7.372%, 08/02/27 1 mo. LIBOR + 5.00%	308,353

PRINCIPAL AMOUNT		VALUE
170,000	Entercom Media Corp.‡ 4.846%, 11/18/24 1 mo. LIBOR + 2.50%	$151,141
81,273	Nexstar Broadcasting, Inc.‡ 4.872%, 09/18/26 1 mo. LIBOR + 2.50%	80,522
105,000	Univision Communications, Inc.‡ 6.254%, 06/08/29 3 mo. SOFR + 4.25%	101,675

		953,136

	Consumer Discretionary (0.4%)
72,430	Life Time Fitness, Inc.‡ 6.325%, 12/16/24 3 mo. LIBOR + 4.75%	71,615
100,000	Peloton Interactive, Inc.! 0.000%, 05/25/27	95,417
108,100	Penn National Gaming, Inc.‡ 5.177%, 05/03/29 1 mo. SOFR + 2.75%	106,006
390,063	Petco Health and Wellness Company, Inc.‡ 5.500%, 03/03/28 3 mo. LIBOR + 3.25%	378,573
385,964	PetSmart, Inc.‡ 6.120%, 02/11/28 1 mo. LIBOR + 3.75%	373,016
230,000	SkyMiles IP, Ltd.‡ 6.460%, 10/20/27 3 mo. LIBOR + 3.75%	232,933
252,963	TKC Holdings, Inc.‡ 7.000%, 05/15/28 3 mo. LIBOR + 5.50%	232,726
363,825	WW International, Inc.‡ 5.880%, 04/13/28 1 mo. LIBOR + 3.500%	275,030

		1,765,316

	Consumer Staples (0.0%)
79,039	United Natural Foods, Inc.‡ 5.691%, 10/22/25 1 mo. LIBOR + 3.25%	78,245

	Financials (0.1%)
297,000	Jazz Financing Lux Sarl‡ 5.872%, 05/05/28 1 mo. LIBOR + 3.50%	290,813

	Health Care (0.4%)
378,715	Amneal Pharmaceuticals, LLC‡ 5.813%, 05/04/25 1 mo. LIBOR + 3.50%	353,901
55,000	Bausch Health Companies, Inc.‡ 7.174%, 02/01/27 1 mo. SOFRTE + 5.25%	46,444
153,617	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	151,203
38,274	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	37,672
299,526	Mallinckrodt International Finance S.A.‡ 7.253%, 09/30/27 3 mo. LIBOR + 5.25%	250,265

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
235,294	Padagis, LLC‡ 7.043%, 07/06/28 3 mo. LIBOR + 4.75%	$223,529
643,228	Team Health Holdings, Inc.‡ 7.577%, 03/02/27 1 mo. SOFR + 5.25%	531,197

		1,594,211

	Industrials (0.3%)
108,900	ACProducts, Inc.‡ 6.500%, 05/17/28 6 mo. LIBOR + 4.25%	78,757
140,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	135,250
215,622	BW Gas & Convenience Holdings, LLC‡ 5.872%, 03/31/28 1 mo. LIBOR + 3.50%	207,536
278,620	Dun & Bradstreet Corp.‡ 4.874%, 02/06/26 3 mo. LIBOR + 3.25%	271,886
228,643	Granite Holdings US Acquisition Company‡ 6.250%, 09/30/26 3 mo. LIBOR + 4.00%	221,498
200,000	Scientific Games International, Inc.‡ 5.044%, 04/14/29 1 mo. LIBOR + 3.00%	195,917
160,000	Sinclair Television Group, Inc.‡ 6.177%, 04/21/29 1 mo. SOFR + 3.75%	149,400

		1,260,244

	Information Technology (0.3%)
300,629	Banff Merger Sub, Inc.‡ 6.122%, 10/02/25 1 mo. LIBOR + 3.75%	290,251
326,625	Camelot U.S. Acquisition LLC‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	319,531
152,675	Camelot U.S. Acquisition LLC‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	149,240
50,000	CDK Global, Inc.‡ 6.610%, 07/06/29 3 mo. SOFR + 4.50%	48,700
215,000	II-VI, Inc.! 0.000%, 07/02/29	209,803
295,000	VFH Parent, LLC‡ 5.201%, 01/13/29 1 mo. SOFRTE + 3.00%	285,289

		1,302,814

	Materials (0.1%)
195,500	Innophos, Inc.‡ 5.872%, 02/05/27 1 mo. LIBOR + 3.75%	190,124
109,725	LSF11 A5 HoldCo, LLC‡ 5.030%, 10/15/28 1 mo. SOFR + 3.50%	106,342

		296,466

PRINCIPAL AMOUNT		VALUE
	Other (0.1%)
275,000	ChampionX Corp.‡ 5.080%, 06/07/29 1 mo. LIBOR + 3.25%	$273,969

	Special Purpose Acquisition Companies (0.1%)
210,000	AP Core Holdings II, LLC‡ 7.872%, 09/01/27 1 mo. LIBOR + 5.50%	198,845
110,000	Clydesdale Acquisition Holdings, Inc.‡ 6.602%, 04/13/29 1 mo. SOFR + 4.18%	105,975
54,863	Fertitta Entertainment, LLC‡ 6.327%, 01/27/29 SOFRTE + 4.00%	52,470
230,000	Oscar AcquisitionCo, LLC‡ 6.108%, 04/29/29 3 mo. SOFR + 4.50%	210,414

		567,704

	TOTAL BANK LOANS (Cost $9,596,219)	9,064,787

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.5%)
	Communication Services (0.0%)
155	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	186,620

	Consumer Discretionary (1.3%)
47,515	Aptiv, PLC 5.500%, 06/15/23	5,762,144

	Energy (0.0%)
5	Gulfport Energy Operating Corp.‡ 10.000% 15.000% PIK rate	33,000

	Financials (0.3%)
417	Bank of America Corp.^‡‡ 7.250%	518,769
3,178	KKR & Company, Inc.^ 6.000%, 09/15/23	222,460
413	Wells Fargo & Company‡ ‡‡ 7.500%	524,097

		1,265,326

	Health Care (0.1%)
124	Danaher Corp.^ 5.000%, 04/15/23	188,709

	Information Technology (1.2%)
2,971	Broadcom, Inc.~ 8.000%, 09/30/22	4,984,744

	Utilities (0.6%)
1,995	AES Corp.^ 6.875%, 02/15/24	181,066
3,319	American Electric Power Company, Inc.^ 6.125%, 08/15/23	183,474

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE
11,850		DTE Energy Company 6.250%, 11/01/22	$611,816
		NextEra Energy, Inc.
22,830		4.872%, 09/01/22	1,401,534
4,936		6.219%, 09/01/23^	261,016

			2,638,906

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,502,452)	15,059,449

COMMON STOCKS (74.9%)
		Communication Services (6.2%)
112,000		Alphabet, Inc. - Class A^#	13,027,840
4,575		Altice USA, Inc. - Class A#	48,083
84,900	HKD	Baidu, Inc. - Class A#	1,467,445
395	EUR	CTS Eventim, AG & Company KGaA#	21,758
1,735		Cumulus Media, Inc. - Class A^#	13,776
1		Frontier Communications Parent, Inc.#	26
570	EUR	IPSOS	29,216
10,200		Meta Platforms, Inc. - Class A#	1,622,820
96,000	EUR	Orange, SA	980,969
89,070		Tencent Holdings, Ltd.^	3,443,446
48,700	HKD	Tencent Holdings, Ltd.	1,882,197
1,176,545	GBP	Vodafone Group, PLC	1,733,824
26,395		Walt Disney Company~#^	2,800,510
4,455	GBP	YouGov, PLC	59,404

			27,131,314

		Consumer Discretionary (7.4%)
98,400	HKD	Alibaba Group Holding, Ltd.#	1,106,357
8,175		Alibaba Group Holding, Ltd.#	730,600
14,410	MXN	Alsea, SAB de CV#	28,112
89,300		Amazon.com, Inc.^#	12,051,035
58,059		Arcos Dorados Holdings, Inc. - Class A	421,508
11,100	CNY	BYD Company, Ltd. - Class A	530,534
9,000	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	281,115
1,530	EUR	CIE Automotive, SA^	40,247
35,100	CHF	Cie Financiere Richemont, SA - Class A	4,232,270
119,000	GBP	Compass Group, PLC	2,788,936
217,000	HKD	Geely Automobile Holdings, Ltd.	430,288
47,000	CNY	Haier Smart Home Company, Ltd. - Class A	173,180
32,069	HKD	JD.com, Inc. - Class A	956,700
93,500	HKD	Li Ning Company, Ltd.	758,438
38,700	INR	Mahindra & Mahindra, Ltd.	570,136
89,500	IDR	Matahari Department Store Tbk PT	27,422
18,700	HKD	Meituan - Class B*#	419,504
385,500	THB	Minor International PCL#	350,835
6,600		New Oriental Education & Technology Group, Inc.#	180,906
2,100	JPY	Nextage Company, Ltd.	46,450
180	INR	Page Industries, Ltd.	110,989
3,800	EUR	Prosus, NV#	247,893
343,800	HKD	Samsonite International, SA*#	721,157
182,400	HKD	Sands China, Ltd.#	427,826
1,210	EUR	Sanlorenzo S.p.A. / Ameglia	42,125
4,430		Tesla, Inc.#	3,949,124
6,250	GBP	Trainline, PLC*#	30,257

NUMBER OF SHARES			VALUE
9,090	AUD	Webjet, Ltd.^#	$33,120
7,700	HKD	Yum China Holdings, Inc.	360,515

			32,047,579

		Consumer Staples (6.2%)
2,200	INR	Britannia Industries, Ltd.	108,302
128,700	GBP	British American Tobacco, PLC	5,042,933
72,850		Coca-Cola Company^	4,674,785
5,000		Costco Wholesale Corp.	2,706,500
3,200	INR	Hindustan Unilever, Ltd.	106,673
63,800	BRL	Hypera, SA	525,162
1,500	JPY	Kobe Bussan Company, Ltd.	42,758
1,700	CNY	Kweichow Moutai Company, Ltd. - Class A	478,977
19,000	HKD	L’Occitane International, SA	64,816
47,650		Mondelez International, Inc. - Class A	3,051,506
30,700	CHF	Nestle, SA	3,761,587
14,000	CNY	Proya Cosmetics Company, Ltd. - Class A	366,456
765	DKK	Royal Unibrew, A/S	65,242
111,200	JPY	Seven & i Holdings Company, Ltd.	4,532,535
106,000	HKD	Smoore International Holdings, Ltd.*^	244,799
860,000	IDR	Sumber Alfaria Trijaya Tbk PT	108,873
55,175	INR	Varun Beverages, Ltd.	615,518
157,100	MXN	Wal-Mart de Mexico, SAB de CV	571,126

			27,068,548

		Energy (4.8%)
4,725	CAD	ARC Resources, Ltd.	66,269
11,178		Calfrac Well Services, Ltd.#&	41,247
100,600	CAD	Canadian Natural Resources, Ltd.	5,554,977
30,620	CAD	CES Energy Solutions Corp.	63,605
2,577		Chaparral Energy, Inc. - Class A#&	136,581
650		Chesapeake Energy Corp.	61,211
17,600		Chevron Corp.~	2,882,528
14,985		Energy Transfer, LP	169,480
9,035		Enterprise Products Partners, LP	241,506
1,826		EP Energy Corp.#&	15,521
2,930		Magellan Midstream Partners, LP	150,895
37,596		Marathon Petroleum Corp.	3,446,049
20,560	EUR	Motor Oil Hellas Corinth Refineries, SA	356,373
18,245	AUD	New Hope Corp, Ltd.^	56,525
138,800	THB	PTT Exploration & Production, PCL	612,741
36,300	INR	Reliance Industries, Ltd.	1,153,462
16,900	ZAR	Sasol, Ltd.#	355,014
123,314		Schlumberger, NV	4,566,317
4,189		Superior Energy Services, Inc.&#	251,340
279,100	IDR	United Tractors, Tbk PT	609,948
5,825	CAD	Whitecap Resources, Inc.^	44,533
2,500		Williams Companies, Inc.	85,225

			20,921,347

		Financials (10.0%)
307,200	HKD	AIA Group, Ltd.	3,086,329
1,285,979	IDR	Bank Central Asia, Tbk PT	639,466
570,700	IDR	Bank Mandiri Persero, Tbk PT	319,454
189,000		Bank of America Corp.^~	6,390,090
10,350	EUR	Bank of Ireland Group, PLC	59,217
8,250		Chubb, Ltd.	1,556,280
111,948	AED	First Abu Dhabi Bank, PJSC	592,484
87,900	ZAR	FirstRand, Ltd.	347,712

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE
13,570	KRW	Hana Financial Group, Inc.	$388,868
137,750	INR	HDFC Bank, Ltd.	2,519,320
4,450	INR	Housing Development Finance Corp., Ltd.	134,924
8,600		ICICI Bank, Ltd.	178,708
228,300	EUR	ING Groep, NV	2,217,666
243,416		Itau Unibanco Holding, SA	1,095,372
50,675		JPMorgan Chase & Company^~	5,845,868
98,900	THB	Kasikornbank PCL	388,448
4,120,000	GBP	Lloyds Banking Group, PLC	2,281,071
21,830	GBP	Man Group PLC	72,623
64,635		Morgan Stanley^	5,448,730
7,745	GBP	Paragon Banking Group, PLC	50,568
260,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	1,528,030
906,000	HKD	Postal Savings Bank of China Company of China, Ltd. - Class H*^	599,432
34,950	SAR	Saudi National Bank	656,072
10,825	AUD	Steadfast Group, Ltd.	40,583
129,570		UBS Group, AG^#	2,104,217
111,125		Wells Fargo & Company~	4,875,054

			43,416,586

	Health Care (10.4%)
2,940	GBP	Abcam, PLC#	43,938
63,659	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	287,714
117,006		Alcon, Inc.	9,136,998
36,100	GBP	AstraZeneca, PLC	4,748,638
73,200	THB	Bumrungrad Hospital PCL	361,923
590	SEK	Cellavision, AB	21,254
7,700	SAR	Dallah Healthcare Company	253,428
8,955		Danaher Corp.	2,610,114
790	GBP	Dechra Pharmaceuticals, PLC	35,552
14,160		Eli Lilly & Company^	4,668,410
3,680	GBP	Ergomed, PLC#	54,061
1,570	EUR	Fagron	23,947
425		Galapagos, NV#	21,637
18,000	CNY	Hangzhou Tigermed Consulting Company, Ltd. - Class A	272,985
5,150		Humana, Inc.	2,482,300
4,208		Mallinckrodt, PLC#	73,640
1,200	JPY	Menicon Company, Ltd.	30,259
7,400	SAR	Mouwasat Medical Services Company	487,246
83,400		Novo Nordisk, A/S	9,679,404
1,700	JPY	Ono Pharmaceutical Company, Ltd.	47,802
43,900	EUR	Sanofi	4,362,497
8,900		UnitedHealth Group, Inc.^	4,826,826
51,000	HKD	Wuxi Biologics Cayman, Inc.*#	488,178

			45,018,751

	Industrials (6.5%)
1,260	EUR	Aalberts, NV	53,998
51,500	EUR	Airbus, SE	5,552,817
165,000	THB	Airports of Thailand PCL#	314,894
457	EUR	Alfen Beheer, BV*#	53,349
37,029	EUR	Alstom, SA	880,020
100	JPY	BayCurrent Consulting, Inc.	31,286
186,800	INR	Bharat Electronics, Ltd.	649,337
31,200	CAD	Canadian Pacific Railway, Ltd.	2,460,087
9,100	CNY	Contemporary Amperex Technology Company, Ltd. - Class A#	691,438

NUMBER OF SHARES			VALUE
800	EUR	DO & CO, AG#	$66,841
850	JPY	Ebara Corp.	33,298
30,312		General Electric Company	2,240,360
16,800	INR	Hindustan Aeronautics, Ltd.	430,396
6,170	PHP	International Container Terminal Services, Inc.	21,737
11,195	KRW	Korea Aerospace Industries, Ltd.	492,349
4,150	EUR	Leonardo S.p.A	38,871
20,500	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	243,512
1,660	EUR	Rexel, SA#	29,502
360	EUR	Rheinmetall, AG	66,016
39,000	EUR	Schneider Electric, SE	5,393,849
2,185	JPY	Sojitz Corp.	33,205
1,215	CAD	Stantec, Inc.	59,955
18,400	CNY	Sungrow Power Supply Company, Ltd. - Class A	339,092
37,000	EUR	Thales, SA	4,601,306
2,300	JPY	THK Company, Ltd.	48,796
18,250		Waste Management, Inc.~	3,003,220
106,400	CNY	YTO Express Group Company, Ltd. - Class A	305,461

			28,134,992

	Information Technology (19.1%)
18,300		Accenture, PLC - Class A	5,604,558
260	EUR	Alten, SA	35,214
86,400		Apple, Inc.^	14,040,864
13,720		ASML Holding, NV	7,881,317
47,000	HKD	BOE Varitronix, Ltd.	109,269
461		CyberArk Software, Ltd.#	59,990
63,000	TWD	E Ink Holdings, Inc.	414,464
28,901		Infosys, Ltd.	563,280
14,900	JPY	Keyence Corp.	5,905,497
239,000	HKD	Kingdee International Software Group Company, Ltd.#	516,030
1,775	EUR	Lectra	62,389
8,000	TWD	Marketech International Corp.	30,509
25,000	TWD	MediaTek, Inc.	576,002
48,900		Microsoft Corp.~^	13,728,186
540,000	EUR	Nokia Oyj	2,812,633
31,890		NVIDIA Corp.~	5,792,181
12,600		salesforce, Inc.^#	2,318,652
32,540	KRW	Samsung Electronics Company, Ltd.	1,540,286
800	JPY	SCREEN Holdings Company, Ltd.	57,895
16,600	KRW	SK Hynix, Inc.	1,254,907
853,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	14,628,579
22,825		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,019,556
79,100	BRL	TOTVS, SA	403,136
11,200		Visa, Inc. - Class A	2,375,632

			82,731,026

	Materials (2.6%)
174,625	CAD	Barrick Gold Corp.	2,751,890
462,635	AED	Fertiglobe, PLC	604,241
100,945		Freeport-McMoRan, Inc.^	3,184,815
7,340	AUD	IGO, Ltd.	57,515
620	JPY	Kureha Corp.	47,153
521,200	NOK	Norsk Hydro, ASA	3,531,250
1,795	AUD	OZ Minerals, Ltd.	23,973
16,350	GBP	Rio Tinto, PLC	987,041
6,780		Yamana Gold, Inc.	32,408

			11,220,286

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Real Estate (0.3%)
935,500	PHP	Ayala Land, Inc.	$429,334
104,000	HKD	China Overseas Land & Investment, Ltd.	287,396
98,800	INR	DLF, Ltd.	480,914
239	EUR	VGP, NV	41,977

			1,239,621

		Special Purpose Acquisition Companies (0.9%)#
2,830		Intelsat Emergence, SA#&	77,825
82,300	GBP	Shell, PLC	2,195,461
55,200	EUR	Shell, PLC	1,471,143

			3,744,429

		Utilities (0.5%)
4,800	SAR	ACWA Power Company	224,448
20,500	GBP	Centrica, PLC#	21,966
45,801	EUR	Engie,SA	564,540
29,000	EUR	RWE, AG	1,193,000

			2,003,954

		TOTAL COMMON STOCKS (Cost $426,451,777)	324,678,433

PREFERRED STOCKS (0.2%)

		Consumer Discretionary (0.1%)
1,597		Guitar Center, Inc.&	190,842

		Energy (0.1%)
8,293		NuStar Energy, LP^‡ 7.673%, 3 mo. USD LIBOR + 5.64%	173,739
4,233		NuStar Energy, LP^‡ 8.769%, 3 mo. USD LIBOR + 6.77%	101,380
11,500		NuStar Logistics, LP^‡ 9.246%, 01/15/43 3 mo. USD LIBOR + 6.73%	287,270

			562,389

		Financials (0.0%)
4,368		B Riley Financial, Inc. 5.250%, 08/31/28	96,052

		TOTAL PREFERRED STOCKS (Cost $911,254)	849,283

PRINCIPAL AMOUNT			VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (16.4%)

		Other (16.4%)
		U.S. Treasury Note
7,425,000		2.250%, 04/30/24	7,340,309
7,425,000		2.000%, 05/31/24	7,306,084
7,100,000		2.500%, 05/31/24^	7,046,611
7,100,000		2.125%, 03/31/24	7,005,148
6,850,000		1.750%, 06/30/24^	6,706,444
5,625,000		0.125%, 01/31/23µ	5,548,865
5,465,000		2.375%, 01/31/23µ	5,451,124

PRINCIPAL AMOUNT		VALUE
5,455,000	2.125%, 12/31/22^µ	$5,440,190
5,445,000	2.000%, 11/30/22	5,433,621
5,270,000	2.250%, 03/31/24	5,209,992
4,475,000	2.000%, 06/30/24^	4,400,184
4,440,000	2.500%, 04/30/24^	4,406,527

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $71,700,225)	71,295,099

NUMBER OF SHARES		VALUE

WARRANTS (0.0%) #

	Energy (0.0%)
1,446	Denbury, Inc. 09/18/25, Strike $32.59	66,545
534	Denbury, Inc. 09/18/23, Strike $35.41	20,292
13,401	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	1
12,061	Mcdermott International, Ltd. 06/30/27, Strike $12.33	1

	TOTAL WARRANTS (Cost $84,971)	86,839

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (2.0%) #

	Communication Services (0.3%)
105	Baidu, Inc.
1,433,985	Call, 01/20/23, Strike $165.00	$92,400
715	Live Nation Entertainment, Inc.
6,720,285	Call, 01/20/23, Strike $90.00	1,011,725

		1,104,125

	Consumer Discretionary (0.1%)
550	Amazon.com, Inc.
7,422,250	Put, 11/18/22, Strike $100.00	86,350
120	Li Auto, Inc.
394,080	Call, 09/16/22, Strike $40.00	10,440
74	Pinduoduo, Inc.
362,674	Call, 10/21/22, Strike $65.00	16,798
176	Trip.com Group, Ltd.
453,728	Call, 01/20/23, Strike $30.00	44,000
180	Vail Resorts, Inc.
4,268,340	Call, 01/20/23, Strike $240.00	401,400

		558,988

	Energy (0.1%)
	Eog Resources, Inc.
180
2,001,960	Call, 01/20/23, Strike $122.20	170,100
155
1,723,910	Call, 01/20/23, Strike $158.20	34,875
	Pioneer Natural Resources Company
90
2,132,550	Call, 01/20/23, Strike $240.00	186,750

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
80
1,895,600		Call, 01/20/23, Strike $310.00	$39,600
20	EUR	Totalenergies,
99,951		Call, 12/16/22, Strike 56.00	2,944

			434,269

		Financials (0.2%)
490		Bank of America Corp.
1,656,690		Put, 01/20/23, Strike $32.00	100,940
140		Berkshire Hathaway, Inc.
4,208,400		Call, 11/18/22, Strike $310.00	148,750
6,500		ING Groep, NV
6,324,500		Put, 01/20/23, Strike $9.00	455,000
120		JPMorgan Chase & Company
1,384,320		Put, 01/20/23, Strike $115.00	102,000

			806,690

		Industrials (0.4%)
555		Quanta Services, Inc.
7,699,515		Call, 11/18/22, Strike $120.00	1,365,300
48	EUR	Schneider Electric, SE
649,536		Call, 12/16/22, Strike 120.00	96,498

			1,461,798

		Information Technology (0.2%)
110		Adobe, Inc.
4,511,320		Call, 01/20/23, Strike $400.00	546,700
1,390		Taiwan Semiconductor Mfg
12,298,720		Put, 01/20/23, Strike $75.00	448,275

			994,975

		Other (0.7%)
790		Invesco QQQ Trust Series
24,921,340		Call, 12/16/22, Strike $450.00	7,900
		iShares China Large-Cap ETF
1,520
4,617,760		Put, 11/18/22, Strike $28.00	155,040
1,370
4,162,060		Call, 01/20/23, Strike $35.00	108,230
975		iShares MSCI Brazil ETF
2,829,450		Call, 01/20/23, Strike $30.00	236,437
1,190		iShares MSCI Emerging Markets
4,755,240		Put, 11/18/22, Strike $37.00	112,455
1,750		iShares MSCI Emerging Markets
6,993,000		Put, 09/16/22, Strike $38.00	92,750
2,060		SPDR S&P 500 ETF Trust
52,400,220		Put, 11/18/22, Strike $390.00	2,322,650
675		SPDR S&P 500 ETF Trust
17,169,975		Call, 12/16/22, Strike $535.00	7,425
750		Xtrackers Harvest CSI
2,349,000		Put, 01/20/23, Strike $28.00	76,125

			3,119,012

		Special Purpose Acquisition Company (0.0%)
175		Shell, PLC
934,150		Call, 01/20/23, Strike $55.00	66,500

		TOTAL PURCHASED OPTIONS
		(Cost $15,643,682)	8,546,357

VALUE
TOTAL INVESTMENTS (142.4%) (Cost $750,988,560)	$616,959,940

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-21.1%)	(91,500,000)

LIABILITIES, LESS OTHER ASSETS (-21.3%)	(92,136,010)

NET ASSETS (100.0%)	$433,323,930

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
&	Illiquid security.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $27,667,718.

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $14,007,324.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2022

	Value	% of Total Investments
US Dollar	$441,854,507	71.6%
European Monetary Unit	37,874,972	6.1%
British Pound Sterling	22,436,175	3.6%
Hong Kong Dollar	21,169,622	3.4%
Japanese Yen	16,650,608	2.7%
New Taiwan Dollar	15,649,554	2.5%
Canadian Dollar	15,175,589	2.5%
Swiss Franc	7,993,857	1.3%
Indian Rupee	6,879,971	1.1%
Singapore Dollar	5,388,794	0.9%
Australian Dollar	5,388,415	0.9%
Chinese Yuan Renminbi	3,970,464	0.6%
South Korean Won	3,676,410	0.6%
Norwegian Krone	3,531,250	0.6%
Thai Baht	2,028,841	0.3%
Indonesian Rupiah	1,705,163	0.3%
Saudi Riyal	1,621,194	0.3%
UAE Dirham	1,196,725	0.2%
Brazilian Real	928,298	0.2%
South African Rand	702,726	0.1%
Mexican Peso	599,238	0.1%
Philippine Peso	451,071	0.1%
Danish Krone	65,242	0.0%
Swedish Krona	21,254	0.0%

Total Investments	$616,959,940	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. Under normal circumstances, the Fund will invest primarily in a globally diversified portfolio of convertible instruments, common and preferred stocks, and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2022 was as follows*:

Cost basis of investments	$750,988,560

Gross unrealized appreciation	8,576,192
Gross unrealized depreciation	(142,604,812)

Net unrealized appreciation (depreciation)	$(134,028,620)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 1,060,000 MRPS were issued with an aggregate liquidation preference of $26.5 million. On September 6, 2017, 2,600,000 MRPS were issued with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2022.

	Term
Series	Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A*	9/06/22	3.70%	860	$25	$21,500,000
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E	5/24/27	2.68%	860	$25	$21,500,000

				Total	$91,500,000

*	Series A MRPS were called for redemption and to be redeemed at $25.01 per share on September 6, 2022. Dividends on the Series A Shares to be redeemed will cease accumulating on the redemption date.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. As of August 24, 2021, the Series D MRPS and Series E MRPS have each been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A MRPS, Series B MRPS or Series C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D MRPS and Series E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.